Earnings Per Share - Details of Earnings Per Share (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Basic Earnings per share
Earnings attributable to owners of the parent from continuing operations		$ (31.8)	$ 157.0	[1]	$ (239.1)
Weighted average number of ordinary shares, basic		820,611,806	809,889,990	[1]	774,763,151
Earnings attributable to owners of the parent from discontinuing operations		$ 13.1	$ 1.2	[1]	$ (8.2)
Weighted average number of ordinary shares, basic		820,611,806	809,889,990	[1]	774,763,151
Diluted Basic Earnings per share
Share options excluded from the dilutive number of ordinary shares	[1]		1,804,321
Headline Earnings per share
Weighted average number of ordinary shares, basic		820,611,806	809,889,990	[1]	774,763,151
Adjusted net earnings attributable to owners of the parent, diluted		$ 212.3	$ 198.3	[1]	$ (36.4)
Adjusted net earnings attributable to owners of the parent, diluted discontinued operations		$ 2.4	$ 5.5	[1]	$ 3.0
Weighted average number of ordinary shares, diluted		826,920,421	810,082,191	[1]	774,763,151

[1]	As Restated - Refer note 40 for further details.